UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 to June 30, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

VY® BrandywineGLOBAL- Bond Portfolio Portfolio - VGSBX

Portfolio: VGSBX

VY® BrandywineGLOBAL- Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® BrandywineGLOBAL- Bond Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Portfolio	$29	0.58%

Fund Statistics

  Total Net Assets$233,892,183
  # of Portfolio Holdings55
  Portfolio Turnover Rate91%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.750%, 05/15/55	10.0%
United States Treasury Floating Rate Notes, 4.441%, 04/30/27	9.7%
United States Treasury Notes, 3.875%, 08/15/34	9.5%
Federal National Mortgage Association, 0.500%, 11/07/25	5.2%
United States Treasury Inflation Indexed Bonds, 2.375%, 02/15/55	4.9%
Federal Home Loan Banks, 3.625%, 09/04/26	4.5%
Federal Home Loan Mortgage Corp., 0.375%, 07/21/25	3.6%
Ginnie Mae, 6.000%, 07/20/54	3.2%
Ginnie Mae, 6.000%, 08/20/54	3.2%
Ginnie Mae, 6.000%, 09/20/54	3.0%

Investment Type Allocation

U.S. Government Agency Obligations
49.1%
U.S. Treasury Obligations
35.5%
Corporate Bonds/Notes
10.0%
Assets in Excess of Other Liabilities
5.4%
0%
10%
20%
30%
40%
50%

Value	Value
Assets in Excess of Other Liabilities	5.4%
Corporate Bonds/Notes	10.0%
U.S. Treasury Obligations	35.5%
U.S. Government Agency Obligations	49.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Portfolio: VGSBX

VY® BrandywineGLOBAL- Bond Portfolio

92913J309-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2025

Voya Investors Trust

■	Voya Inflation Protected Bond Plus Portfolio

Classes ADV, I and S

Voya Variable Insurance Trust

■	VY® BrandywineGLOBAL – Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

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Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Inflation Protected Bond Plus Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$204,165,126	$221,048,946
Short-term investments at fair value†	1,622,034	6,412,565
Cash	267,964	200
Cash collateral for futures contracts	377,920	4,986,022
Cash pledged for centrally cleared swaps (Note 2)	2,350,000	–
Receivables:
Investment securities sold	112,389	–
Fund shares sold	1,127,065	50,891
Dividends	367	21,225
Interest	1,304,299	1,601,259
Unrealized appreciation on OTC swap agreements	605,549	–
Prepaid expenses	1,788	1,854
Reimbursement due from Investment Adviser	2,635	–
Other assets	22,416	8,839
Total assets	211,959,552	234,131,801

LIABILITIES:
Income distribution payable	821,239	–
Payable for investment securities purchased	710,201	–
Payable for fund shares redeemed	19,334	66,024
Payable upon receipt of securities loaned	113,199	–
Unrealized depreciation on OTC swap agreements	67,471	–
Variation margin payable on centrally cleared swaps	3,753	–
Variation margin payable on futures contracts	73,656	–
Payable for investment management fees	138,092	95,998
Payable for distribution and shareholder service fees	34,572	–
Payable to trustees under the deferred compensation plan (Note 6)	22,416	8,839
Payable for trustee fees	509	537
Payable for shareholder notification costs (Note 6)	40,920	–
Other accrued expenses and liabilities	91,506	68,220
Total liabilities	2,136,868	239,618
NET ASSETS	$209,822,684	$233,892,183

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$295,829,231	$259,413,538
Total distributable loss	(86,006,547)	(25,521,355)
NET ASSETS	$209,822,684	$233,892,183

+ Including securities loaned at value	$110,186	$—
* Cost of investments in securities	$205,909,889	$220,028,651
† Cost of short-term investments	$1,622,199	$6,412,565

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya Inflation Protected Bond Plus Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
Class ADV
Net assets	$31,737,843	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	3,583,542	n/a
Net asset value and redemption price per share	$8.86	n/a

Class I
Net assets	$83,819,991	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	9,054,143	n/a
Net asset value and redemption price per share	$9.26	n/a

Class S
Net assets	$94,264,850	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	10,269,894	n/a
Net asset value and redemption price per share	$9.18	n/a

Portfolio(1)
Net assets	n/a	$233,892,183
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	24,490,411
Net asset value and redemption price per share	n/a	$9.55

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (unaudited)

	Voya Inflation Protected Bond Plus Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
INVESTMENT INCOME:
Dividends	$18,934	$95,024
Dividends from affiliated underlying funds	101,348	—
Interest, net of foreign taxes withheld*	5,152,689 (1)	5,234,390
Securities lending income, net	1,810	—
Other	787	815
Total investment income	5,275,568	5,330,229
EXPENSES:
Investment management fees	554,034	532,984
Distribution and shareholder service fees
Class ADV	94,696	—
Class S	118,518	—
Transfer agent fees		211
Class ADV	4,293	—
Class I	10,257	—
Class S	12,895	—
Shareholder reporting expense	3,982	1,629
Professional fees	22,458	67,720
Custody and accounting expense	78,001	10,860
Shareholder notification costs (Note 6)	78,400	—
Trustee fees	2,543	2,687
Miscellaneous expense	5,897	6,746
Interest expense	181	257
Total expenses	986,155	623,094
Waived and reimbursed fees	(175,987)	(2,266)
Net expenses	810,168	620,828
Net investment income	4,465,400	4,709,401
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,185,948)	(3,186,206)
Sale of affiliated underlying funds	4,674	—
Forward foreign currency contracts	18,407	—
Foreign currency related transactions	170	—
Futures	754,680	(1,419,487)
Swaps	631,459	—
Written options	11,876	—
Net realized loss	(764,682)	(4,605,693)
Net change in unrealized appreciation (depreciation) on:
Investments	5,379,585	4,352,940
Affiliated underlying funds	46,054	—
Forward foreign currency contracts	(18,407)	—
Foreign currency related transactions	(326)	—
Futures	(1,246,681)	2,819,112
Swaps	1,551,414	—
Net change in unrealized appreciation (depreciation)	5,711,639	7,172,052
Net realized and unrealized gain	4,946,957	2,566,359
Increase in net assets resulting from operations	$9,412,357	$7,275,760
* Foreign taxes withheld	$5,555	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (unaudited)(continued)

(1)	Includes net inflationary and deflationary adjustments. See Note 2 of the Notes to Financial Statements.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Inflation Protected Bond Plus Portfolio		VY® BrandywineGLOBAL — Bond Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$4,465,400	$7,845,138	$4,709,401	$9,038,325
Net realized gain (loss)	(764,682)	(10,727,451)	(4,605,693)	134,161
Net change in unrealized appreciation (depreciation)	5,711,639	6,786,055	7,172,052	(8,461,996)
Increase in net assets resulting from operations	9,412,357	3,903,742	7,275,760	710,490

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	—	—	—	(9,403,998)
Class ADV	(646,883)	(1,206,252)	—	—
Class I	(1,744,824)	(2,708,682)	—	—
Class S	(2,020,415)	(3,758,175)	—	—
Total distributions	(4,412,122)	(7,673,109)	—	(9,403,998)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,411,395	30,374,554	42,110,272	63,361,253
Reinvestment of distributions	4,412,122	7,673,109	—	9,403,998
	25,823,517	38,047,663	42,110,272	72,765,251
Cost of shares redeemed	(24,907,644)	(49,834,524)	(29,329,557)	(78,707,288)
Net increase (decrease) in net assets resulting from capital share transactions	915,873	(11,786,861)	12,780,715	(5,942,037)
Net increase (decrease) in net assets	5,916,108	(15,556,228)	20,056,475	(14,635,545)

NET ASSETS:
Beginning of year or period	203,906,576	219,462,804	213,835,708	228,471,253
End of year or period	$209,822,684	$203,906,576	$233,892,183	$213,835,708

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Inflation Protected Bond Plus Portfolio
Class ADV
06-30-25+	8.65	0.18	•	0.21	0.39	0.18	—	—	0.18	—	8.86	4.53	1.37	1.19	1.19	4.04	31,738	39
12-31-24	8.82	0.30	•	(0.17)	0.13	0.30	—	—	0.30	—	8.65	1.46	1.29	1.23	1.23	3.42	31,885	279
12-31-23	8.76	0.27	•	0.06	0.33	0.27	—	—	0.27	—	8.82	3.83	1.27	1.22	1.22	3.09	38,745	297
12-31-22	10.51	0.35	•	(1.73)	(1.38)	0.32	—	0.05	0.37	—	8.76	(13.34)	1.23	1.18	1.18	3.70	43,212	231
12-31-21	10.28	0.22	•	0.24	0.46	0.23	—	—	0.23	—	10.51	4.54	1.22	1.18	1.18	2.14	56,857	156
12-31-20	9.42	0.05		0.95	1.00	0.08	—	0.06	0.14	—	10.28	10.65	1.26	1.22	1.22	0.52	47,352	87
Class I
06-30-25+	9.03	0.21	•	0.23	0.44	0.21	—	—	0.21	—	9.26	4.86	0.77	0.59	0.59	4.65	83,820	39
12-31-24	9.19	0.36	•	(0.17)	0.19	0.35	—	—	0.35	—	9.03	2.09	0.69	0.63	0.63	3.92	73,236	279
12-31-23	9.13	0.34	•	0.05	0.39	0.33	—	—	0.33	—	9.19	4.30	0.67	0.62	0.62	3.70	69,071	297
12-31-22	10.94	0.42	•	(1.79)	(1.37)	0.39	—	0.05	0.44	—	9.13	(12.74)	0.63	0.58	0.58	4.27	77,275	231
12-31-21	10.68	0.30	•	0.25	0.55	0.29	—	—	0.29	—	10.94	5.25	0.62	0.58	0.58	2.75	94,962	156
12-31-20	9.78	0.12		0.97	1.09	0.13	—	0.06	0.19	—	10.68	11.15	0.66	0.62	0.62	1.11	92,767	87
Class S
06-30-25+	8.96	0.20	•	0.21	0.41	0.19	—	—	0.19	—	9.18	4.65	1.02	0.84	0.84	4.38	94,265	39
12-31-24	9.12	0.33	•	(0.16)	0.17	0.33	—	—	0.33	—	8.96	1.86	0.94	0.88	0.88	3.64	98,787	279
12-31-23	9.05	0.31	•	0.06	0.37	0.30	—	—	0.30	—	9.12	4.17	0.92	0.87	0.87	3.43	111,647	297
12-31-22	10.85	0.40	•	(1.79)	(1.39)	0.36	—	0.05	0.41	—	9.05	(13.03)	0.88	0.83	0.83	4.06	133,729	231
12-31-21	10.60	0.26	•	0.26	0.52	0.27	—	—	0.27	—	10.85	4.94	0.87	0.83	0.83	2.48	172,822	156
12-31-20	9.70	0.09		0.97	1.06	0.10	—	0.06	0.16	—	10.60	10.95	0.91	0.87	0.87	0.86	159,383	87
VY® BrandywineGLOBAL- Bond Portfolio
06-30-25+	9.24	0.20	••	0.11	0.31	—	—	—	—	—	9.55	3.36	0.58	0.58	0.58	4.42	233,892	91
12-31-24	9.59	0.39	•	(0.32)	0.07	0.42	—	—	0.42	—	9.24	0.81	0.58	0.58	0.58	4.14	213,836	127
12-31-23	9.29	0.38	•	0.13	0.51	0.21	—	—	0.21	—	9.59	5.53	0.55	0.55	0.55	4.01	228,471	126
12-31-22	11.22	0.16	•	(1.45)	(1.29)	0.11	0.53	—	0.64	—	9.29	(11.89)	0.55	0.56	0.56	1.60	266,314	184
12-31-21	12.03	0.10	•	0.04	0.14	0.19	0.76	—	0.95	—	11.22	1.15	0.54	0.58	0.58	0.84	343,329	57
12-31-20	10.51	0.22	•	1.59	1.81	0.21	0.08	—	0.29	—	12.03	17.47	0.56	0.58	0.58	1.92	318,665	134

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-two active separate investment series. The one series included in this report is: Voya Inflation Protected Bond Plus Portfolio (“Inflation Protected Bond Plus”), a diversified series of Voya Investors Trust. Prior to December 6, 2024, Voya Inflation Protected Bond Plus Portfolio was known as VY® BlackRock Inflation Protected Bond Portfolio.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL — Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” Inflation Protected Bond Plus and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for Inflation Protected Bond Plus are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For Inflation Protected Bond Plus, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2025, the maximum amount of loss that Inflation Protected Bond Plus would incur if the counterparties to its derivative transactions failed to perform would be $605,549 which represents the gross payments to be received by the Portfolio on OTC total return swaps were they to be unwound as of June 30, 2025. At June 30, 2025, Inflation Protected Bond Plus did not receive any cash collateral for its open OTC derivative transactions.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2025, Inflation Protected Bond Plus had a liability position of $67,471 on OTC total return swaps with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2025, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2025, Inflation Protected Bond Plus did not pledge any cash collateral for its open OTC derivative transactions.

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the period ended June 30, 2025, Inflation Protected Bond Plus had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the period ended June 30, 2025, Inflation Protected Bond Plus had average contract amounts of $479,453 and $497,860 on forward foreign currency contracts purchased and sold, respectively. At June 30, 2025, there were no open forward foreign currency contracts for Inflation Protected Bond Plus.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the

Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2025, Inflation Protected Bond Plus and Bond Portfolio had purchased and sold futures contracts on various bonds and notes as part of their duration strategy. During the period ended June 30, 2025, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Inflation Protected Bond Plus	$10,996,510	$22,993,263
Bond Portfolio	77,614,643	—

Please refer to the tables within Portfolio of Investments for open futures contracts for Inflation Protected Bond Plus and Bond Portfolio at June 30, 2025.

J. Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2025, Inflation Protected Bond Plus had written interest rate swap options (“swaptions”) to generate income. Inflation Protected Bond Plus had an average notional value of $1,963,000 on written interest rate swaptions. There were no open written interest rate swaptions at June 30, 2025.

K. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the period ended June 30, 2025, Inflation Protected Bond Plus sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $4,030,000 to gain additional exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

There were no open credit default swaps to sell protection at June 30, 2025.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. For the period ended June 30, 2025, there were no interest rate swaps entered into by Inflation Protected Bond Plus.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the period ended June 30, 2025, Inflation Protected Bond Plus had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $92,666,667.

Inflation Protected Bond Plus used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for Inflation Protected Bond Plus for open inflation-linked swaps at June 30, 2025.

At June 30, 2025, Inflation Protected Bond Plus pledged $2,350,000 in cash collateral for open centrally cleared swaps.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended June 30, 2025, Inflation Protected Bond Plus had an average notional amount of $74,833,333 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open total returns swaps at June 30, 2025.

L. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N. Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. There were no open sales commitments held by Inflation Protected Bond Plus at June 30, 2025.

O. Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales
Inflation Protected Bond Plus	$90,203,842	$21,042,670
Bond Portfolio	12,830,924	5,085,068

U.S. government securities not included above were as follows:

	Purchases	Sales
Inflation Protected Bond Plus	$13,408,739	$54,431,760
Bond Portfolio	184,238,738	176,721,989

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Inflation Protected	0.55% on the first $200 million;
Bond Plus	0.50% on the next $800 million; and 0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and 0.48% thereafter

Effective December 6, 2024, the management fee waiver of 0.05% for Inflation Protected Bond Plus was eliminated in connection with a sub-adviser change. Prior to December 6, 2024, the Investment Adviser was contractually obligated to waive 0.05% of the management fee. Any fees waived or reimbursed were not eligible for recoupment. Termination of this obligation required approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Inflation Protected Bond Plus	Voya Investment Management Co. LLC*
Bond Portfolio	Brandywine Global Investment Management, LLC

Prior to December 6, 2024, the sub-adviser for Inflation Protected Bond Plus was BlackRock Financial Management, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of Inflation Protected Bond Plus. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of Inflation Protected Bond Plus have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	Inflation Protected
	Bond Plus	16.75%
Voya Solution 2025 Portfolio	Bond Portfolio	13.55
Voya Solution 2035 Portfolio	Bond Portfolio	9.93
Voya Solution Income Portfolio	Bond Portfolio	5.69
Voya Solution Moderately Aggressive Portfolio	Bond Portfolio	5.79

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets”

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Inflation Protected Bond Plus	$27,241

During the period ended June 30, 2025, Inflation Protected Bond Plus incurred $78,400 of Information statement costs associated with a sub-adviser change. The Investment Adviser reimbursed Inflation Protected Bond Plus for these costs.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
Inflation Protected Bond Plus	Class ADV: 1.19%
Class I: 0.59%
Class S: 0.84%
Bond Portfolio	0.58%

Prior to December 6, 2024, the expense limits for Inflation Protected Bond Plus were 1.23%, 0.63% and 0.88% for Class ADV, Class I and Class S, respectively.

The Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2026	2027	2028	Total
Inflation Protected Bond Plus	$—	$—	$193,801	$193,801
Bond Portfolio	—	—	2,266	2,266

The amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2025, are as follows:

	June 30,
	2026	2027	2028	Total
Inflation Protected Bond Plus
Class ADV	$—	$91	$4,635	$4,726
Class I	—	27	8,952	8,979
Class S	—	221	11,327	11,548

The Expense Limitation Agreements are contractual through May 1, 2026 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2025:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Inflation Protected Bond Plus	1	$1,223,000	5.33%
Bond Portfolio	1	1,738,000	5.33

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Inflation Protected Bond Plus
Class ADV
6/30/2025	168,052	—	73,038	(345,209)	—	(104,119)	1,476,065	—	646,883	(3,033,653)	—	(910,705)
12/31/2024	103,013	—	138,123	(947,529)	—	(706,393)	903,830	—	1,206,252	(8,321,044)	—	(6,210,962)
Class I
6/30/2025	1,464,518	—	188,623	(711,466)	—	941,675	13,545,932	—	1,744,824	(6,531,934)	—	8,758,822
12/31/2024	1,800,866	—	296,958	(1,499,236)	—	598,588	16,538,164	—	2,708,682	(13,769,399)	—	5,477,447
Class S
6/30/2025	706,627	—	220,281	(1,688,293)	—	(761,385)	6,389,398	—	2,020,415	(15,342,057)	—	(6,932,244)
12/31/2024	1,400,799	—	415,542	(3,029,668)	—	(1,213,327)	12,932,560	—	3,758,175	(27,744,081)	—	(11,053,346)
Bond Portfolio
6/30/2025	4,470,907	—	—	(3,126,377)	—	1,344,530	42,110,272	—	—	(29,329,557)	—	12,780,715
12/31/2024	6,740,911	—	1,032,272	(8,438,963)	—	(665,780)	63,361,253	—	9,403,998	(78,707,288)	—	(5,942,037)

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following table represents a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2025:

Inflation Protected Bond Plus

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$8,103	$(8,103)	$—
Truist Securities INC	102,083	(102,083)	—
Total	$110,186	$(110,186)	$—

(1)	Cash collateral with a fair value of $113,199 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, straddle loss deferrals, swaps and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
	Ordinary Income	Ordinary Income
Inflation Protected Bond Plus	$7,673,109	$7,891,731
Bond Portfolio	9,403,998	5,046,842

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

	Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	(Depreciation)	Amount	Character	Earnings/(Loss)
Inflation Protected Bond Plus	$—	$(11,503,259)	$(11,598,355)	Short-term	$(91,006,782)
			(67,905,168)	Long-term
			$(79,503,523)
Bond Portfolio	9,049,543	(4,328,172)	(27,816,393)	Short-term	(32,797,115)
			(9,702,093)	Long-term
			$(37,518,486)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Inflation Protected Bond Plus).

As of June 30, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolios’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 13 — SEGMENT REPORTING (continued)

Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2025, the Portfolios declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Inflation Protected Bond Plus
Class ADV	$0.0308	July 31, 2025	July 30, 2025
Class I	$0.0353	July 31, 2025	July 30, 2025
Class S	$0.0334	July 31, 2025	July 30, 2025

Bond Portfolio
	$0.3704	July 15, 2025	July 14, 2025

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.1%
	Basic Materials: 0.6%
400,000	Cleveland-Cliffs, Inc., 5.875%, 06/01/2027	$399,928	0.2
65,000 (1)	Glencore Funding LLC, 3.875%, 10/27/2027	64,167	0.0
271,000 (1)	Glencore Funding LLC, 5.371%, 04/04/2029	277,951	0.2
43,000 (1)	Glencore Funding LLC, 6.125%, 10/06/2028	45,019	0.0
63,000 (1)	Glencore Funding LLC, 6.375%, 10/06/2030	67,651	0.0
400,000 (1)	NOVA Chemicals Corp., 5.250%, 06/01/2027	398,168	0.2
		1,252,884	0.6

	Communications: 2.3%
25,000	Amazon.com, Inc., 2.500%, 06/03/2050	15,040	0.0
220,000	Amazon.com, Inc., 4.100%, 04/13/2062	172,662	0.1
90,000	AT&T, Inc., 3.500%, 09/15/2053	60,965	0.0
345,000	AT&T, Inc., 3.650%, 09/15/2059	231,648	0.1
4,000	AT&T, Inc., 3.800%, 12/01/2057	2,801	0.0
57,000	AT&T, Inc., 3.850%, 06/01/2060	39,890	0.0
175,000	AT&T, Inc., 4.500%, 03/09/2048	145,778	0.1
198,000	AT&T, Inc., 5.700%, 03/01/2057	191,148	0.1
43,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	27,573	0.0
129,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	88,608	0.1
76,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	49,007	0.0
137,000	Comcast Corp., 2.937%, 11/01/2056	80,511	0.0
153,000	Comcast Corp., 2.987%, 11/01/2063	86,108	0.1
55,000	Comcast Corp., 5.650%, 06/01/2054	53,484	0.0
400,000 (1)	Match Group Holdings II LLC, 5.000%, 12/15/2027	398,094	0.2
160,000	Meta Platforms, Inc., 5.550%, 08/15/2064	156,493	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
231,000	Meta Platforms, Inc., 5.750%, 05/15/2063	$233,704	0.1
400,000 (1)	Nexstar Media, Inc., 5.625%, 07/15/2027	399,322	0.2
400,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 08/15/2027	398,251	0.2
16,000	Paramount Global, 4.950%, 05/19/2050	12,250	0.0
21,000	Paramount Global, 5.250%, 04/01/2044	16,729	0.0
82,000	Rogers Communications, Inc., 5.300%, 02/15/2034	82,118	0.1
400,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	396,856	0.2
258,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	255,424	0.1
206,000	T-Mobile USA, Inc., 4.800%, 07/15/2028	208,807	0.1
279,000	T-Mobile USA, Inc., 5.050%, 07/15/2033	281,007	0.1
45,000	Uber Technologies, Inc., 4.800%, 09/15/2034	44,230	0.0
15,000	Uber Technologies, Inc., 5.350%, 09/15/2054	14,001	0.0
75,000	Verizon Communications, Inc., 1.750%, 01/20/2031	64,646	0.0
98,000	Verizon Communications, Inc., 4.272%, 01/15/2036	90,639	0.1
214,000	Verizon Communications, Inc., 4.780%, 02/15/2035	208,578	0.1
270,000	Verizon Communications, Inc., 5.050%, 05/09/2033	273,886	0.1
28,000 (1)	Verizon Communications, Inc., 5.401%, 07/02/2037	28,182	0.0
		4,808,440	2.3

	Consumer, Cyclical: 1.1%
525,000	Lowe’s Cos., Inc., 1.700%, 09/15/2028	485,759	0.2
91,000	Lowe’s Cos., Inc., 1.700%, 10/15/2030	79,242	0.0
37,235 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	37,307	0.0
400,000	Newell Brands, Inc., 6.375%, 09/15/2027	406,621	0.2
154,000	NIKE, Inc., 3.375%, 03/27/2050	109,234	0.1

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
80,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	$80,666	0.0
400,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	397,606	0.2
400,000 (1)	VOC Escrow Ltd., 5.000%, 02/15/2028	398,229	0.2
400,000 (1)	William Carter Co., 5.625%, 03/15/2027	397,845	0.2
		2,392,509	1.1

	Consumer, Non-cyclical: 3.6%
313,000	AbbVie, Inc., 4.500%, 05/14/2035	302,546	0.2
109,000	AbbVie, Inc., 5.050%, 03/15/2034	111,021	0.1
400,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.625%, 01/15/2027	397,853	0.2
209,000	Altria Group, Inc., 3.700%, 02/04/2051	144,762	0.1
110,000	Altria Group, Inc., 4.800%, 02/14/2029	111,250	0.1
160,000	Altria Group, Inc., 6.200%, 11/01/2028	168,955	0.1
76,000	Altria Group, Inc., 6.875%, 11/01/2033	84,920	0.0
97,000	Amgen, Inc., 2.770%, 09/01/2053	57,572	0.0
82,000	Amgen, Inc., 4.200%, 02/22/2052	64,249	0.0
453,000	Amgen, Inc., 5.150%, 03/02/2028	462,997	0.2
154,000	Amgen, Inc., 5.750%, 03/02/2063	149,832	0.1
343,000	BAT Capital Corp., 3.984%, 09/25/2050	244,201	0.1
181,000	BAT Capital Corp., 4.540%, 08/15/2047	146,339	0.1
33,000	BAT Capital Corp., 4.758%, 09/06/2049	27,228	0.0
60,000	BAT Capital Corp., 5.650%, 03/16/2052	55,952	0.0
463,000	BAT International Finance PLC, 4.448%, 03/16/2028	463,847	0.2
84,000	Becton Dickinson & Co., 4.693%, 02/13/2028	84,844	0.0
150,000	BHSH System Obligated Group 19A, 3.487%, 07/15/2049	107,091	0.1
26,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	26,936	0.0
48,000	Coca-Cola Co., 5.400%, 05/13/2064	46,872	0.0
225,000	CommonSpirit Health, 2.782%, 10/01/2030	206,122	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
150,000	CommonSpirit Health, 3.817%, 10/01/2049	$109,654	0.1
212,000	CVS Health Corp., 5.000%, 01/30/2029	215,276	0.1
71,000	Elevance Health, Inc., 6.100%, 10/15/2052	72,419	0.0
10,000	Eli Lilly & Co., 5.200%, 08/14/2064	9,476	0.0
300,000	Franciscan Missionaries of Our Lady Health System, Inc. B, 3.914%, 07/01/2049	226,074	0.1
343,000	Gilead Sciences, Inc., 1.650%, 10/01/2030	299,945	0.1
20,000	Global Payments, Inc., 2.900%, 05/15/2030	18,395	0.0
59,000	Global Payments, Inc., 4.950%, 08/15/2027	59,710	0.0
97,000	HCA, Inc., 3.500%, 09/01/2030	91,756	0.1
625,000	HCA, Inc., 5.200%, 06/01/2028	638,678	0.3
139,000	HCA, Inc., 5.450%, 04/01/2031	143,373	0.1
146,000	Humana, Inc., 1.350%, 02/03/2027	139,709	0.1
19,000	Humana, Inc., 3.950%, 03/15/2027	18,938	0.0
400,000 (1)	IQVIA, Inc., 5.000%, 10/15/2026	399,856	0.2
150,000	Kaiser Foundation Hospitals 2021, 3.002%, 06/01/2051	97,286	0.1
40,000	Moody’s Corp., 4.250%, 02/01/2029	40,004	0.0
175,000	Mount Nittany Medical Center Obligated Group 2022, 3.799%, 11/15/2052	130,085	0.1
64,000	Pfizer, Inc., 2.700%, 05/28/2050	39,770	0.0
400,000 (1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 08/31/2027	387,786	0.2
5,000	Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	4,937	0.0
157,000	Solventum Corp., 5.450%, 02/25/2027	159,627	0.1
64,000	Solventum Corp., 6.000%, 05/15/2064	63,500	0.0
400,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	399,620	0.2
38,000 (2)	Thermo Fisher Scientific, Inc., 5.086%, 08/10/2033	38,910	0.0

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
96,000	UnitedHealth Group, Inc., 4.750%, 05/15/2052	$81,844	0.0
65,000	UnitedHealth Group, Inc., 5.050%, 04/15/2053	58,066	0.0
84,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	78,462	0.0
77,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	74,959	0.0
		7,563,504	3.6

	Energy: 4.6%
400,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	399,761	0.2
82,000 (1)	APA Corp., 4.250%, 01/15/2030	78,536	0.0
6,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	6,040	0.0
288,000 (1)	Cameron LNG LLC, 3.402%, 01/15/2038	246,105	0.1
893,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	901,732	0.4
115,000	Cheniere Energy Partners L.P., 4.000%, 03/01/2031	109,487	0.1
108,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	106,881	0.1
162,000	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	169,174	0.1
261,000	Cheniere Energy, Inc., 5.650%, 04/15/2034	267,437	0.1
20,000	Chevron Corp., 3.078%, 05/11/2050	13,483	0.0
64,000	Devon Energy Corp., 4.500%, 01/15/2030	63,374	0.0
24,000	Devon Energy Corp., 5.250%, 10/15/2027	24,055	0.0
1,143,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	1,047,561	0.5
615,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	606,126	0.3
1,397,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	1,336,767	0.6
152,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	140,842	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
20,000	Eastern Energy Gas Holdings LLC, 5.650%, 10/15/2054	$19,141	0.0
37,000	Energy Transfer L.P., 4.950%, 05/15/2028	37,532	0.0
101,000	Energy Transfer L.P., 5.000%, 05/15/2050	84,503	0.1
265,000	Energy Transfer L.P., 5.500%, 06/01/2027	269,851	0.1
124,000	Energy Transfer L.P., 6.050%, 09/01/2054	119,289	0.1
106,000	Energy Transfer L.P., 6.250%, 04/15/2049	104,673	0.1
194,000 (1)	EQT Corp., 3.625%, 05/15/2031	179,981	0.1
809,000	EQT Corp., 3.900%, 10/01/2027	798,518	0.4
235,000	EQT Corp., 5.700%, 04/01/2028	241,797	0.1
18,000	EQT Corp., 7.000%, 02/01/2030	19,522	0.0
156,000	Exxon Mobil Corp., 3.452%, 04/15/2051	110,704	0.1
7,000	Kinder Morgan, Inc., 3.600%, 02/15/2051	4,827	0.0
154,000	Kinder Morgan, Inc., 5.000%, 02/01/2029	156,450	0.1
106,000 (1)	NGPL PipeCo LLC, 3.250%, 07/15/2031	94,563	0.1
32,000	Northwest Pipeline LLC, 4.000%, 04/01/2027	31,807	0.0
35,000	ONEOK, Inc., 5.650%, 09/01/2034	35,462	0.0
908,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	903,407	0.4
73,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	73,462	0.0
60,000 (1)	South Bow USA Infrastructure Holdings LLC, 4.911%, 09/01/2027	60,402	0.0
35,000 (1)	South Bow USA Infrastructure Holdings LLC, 5.026%, 10/01/2029	35,124	0.0
24,000	Targa Resources Corp., 4.950%, 04/15/2052	20,046	0.0
209,000	Targa Resources Corp., 5.200%, 07/01/2027	211,897	0.1
33,000	Targa Resources Corp., 6.500%, 02/15/2053	33,907	0.0
29,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	27,043	0.0

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
153,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	$151,855	0.1
222,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	222,187	0.1
34,000 (1)	Texas Eastern Transmission L.P., 3.500%, 01/15/2028	33,355	0.0
24,000	Transcontinental Gas Pipe Line Co. LLC, 4.000%, 03/15/2028	23,785	0.0
		9,622,451	4.6

	Financial: 7.9%
400,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.250%, 10/15/2027	392,906	0.2
60,000 (3)	American Express Co., 5.043%, 07/26/2028	60,832	0.0
33,000	American Tower Corp., 2.300%, 09/15/2031	28,648	0.0
268,000	American Tower Corp., 3.550%, 07/15/2027	264,219	0.1
219,000	American Tower Corp., 3.800%, 08/15/2029	213,001	0.1
23,000	American Tower Corp., 4.050%, 03/15/2032	22,010	0.0
110,000	American Tower Corp., 5.200%, 02/15/2029	112,605	0.1
18,000	American Tower Corp., 5.800%, 11/15/2028	18,790	0.0
90,000 (3)	Associated Banc-Corp., 6.455%, 08/29/2030	92,526	0.1
29,000 (3)	Bank of America Corp., 2.972%, 07/21/2052	18,762	0.0
97,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	95,883	0.1
2,000 (3)	Bank of America Corp., 5.511%, 01/24/2036	2,057	0.0
109,000 (3)	Bank of America Corp., MTN, 2.831%, 10/24/2051	68,306	0.0
185,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	165,714	0.1
29,000 (3)	Bank of America Corp., MTN, 4.083%, 03/20/2051	23,049	0.0
25,000 (3)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	25,530	0.0
36,000 (3)	Citigroup, Inc., 2.520%, 11/03/2032	31,486	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
64,000 (3)	Citigroup, Inc., 2.561%, 05/01/2032	$56,716	0.0
120,000 (3)	Citigroup, Inc., 3.980%, 03/20/2030	117,643	0.1
145,000 (3)	Citigroup, Inc., 5.449%, 06/11/2035	148,167	0.1
181,000 (3)	Citigroup, Inc. VAR, 3.070%, 02/24/2028	177,047	0.1
29,000	Crown Castle, Inc., 2.100%, 04/01/2031	24,896	0.0
112,000	Crown Castle, Inc., 2.250%, 01/15/2031	97,480	0.1
37,000	Crown Castle, Inc., 2.500%, 07/15/2031	32,306	0.0
91,000	Crown Castle, Inc., 3.650%, 09/01/2027	89,463	0.0
10,000	Equinix Europe 2 Financing Corp. LLC, 5.500%, 06/15/2034	10,246	0.0
221,000	Equinix, Inc., 2.000%, 05/15/2028	206,868	0.1
100,000	Equinix, Inc., 2.150%, 07/15/2030	89,030	0.0
36,000	Equinix, Inc., 2.500%, 05/15/2031	31,912	0.0
72,000	Equinix, Inc., 3.200%, 11/18/2029	68,349	0.0
160,000	Equinix, Inc., 3.900%, 04/15/2032	151,621	0.1
400,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	400,994	0.2
394,000	GLP Capital L.P. / GLP Financing II, Inc., 3.250%, 01/15/2032	347,072	0.2
459,000	GLP Capital L.P. / GLP Financing II, Inc., 5.300%, 01/15/2029	464,404	0.2
135,000 (2)	GLP Capital L.P. / GLP Financing II, Inc., 6.250%, 09/15/2054	131,892	0.1
338,000 (3)	Goldman Sachs Group, Inc., 1.948%, 10/21/2027	327,359	0.2
450,000 (3)	Goldman Sachs Group, Inc., 2.650%, 10/21/2032	397,758	0.2
6,000 (3)	Goldman Sachs Group, Inc., 2.908%, 07/21/2042	4,299	0.0
29,000 (3)	Goldman Sachs Group, Inc., 3.210%, 04/22/2042	21,705	0.0
27,000 (3)	Goldman Sachs Group, Inc., 4.411%, 04/23/2039	24,357	0.0
65,000 (3)	Goldman Sachs Group, Inc., 4.692%, 10/23/2030	65,210	0.0

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
443,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	$450,459	0.2
104,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	104,949	0.1
17,000 (3)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	17,440	0.0
403,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	419,591	0.2
169,000 (3)	Goldman Sachs Group, Inc., 5.851%, 04/25/2035	177,307	0.1
91,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	96,544	0.1
400,000 (1)	Iron Mountain, Inc., 4.875%, 09/15/2027	398,006	0.2
397,000 (3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	344,390	0.2
51,000 (3)	JPMorgan Chase & Co., 2.522%, 04/22/2031	46,641	0.0
214,000 (3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	150,072	0.1
15,000 (3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	12,005	0.0
90,000 (3)	JPMorgan Chase & Co., 4.505%, 10/22/2028	90,287	0.0
115,000 (3)	JPMorgan Chase & Co., 4.979%, 07/22/2028	116,499	0.1
769,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	783,214	0.4
171,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	174,187	0.1
164,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	167,430	0.1
69,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	71,660	0.0
150,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	157,650	0.1
294,000 (3)	JPMorgan Chase & Co., 6.087%, 10/23/2029	309,061	0.2
57,000	Marsh & McLennan Cos., Inc., 5.450%, 03/15/2054	55,025	0.0
32,000	Mastercard, Inc., 3.850%, 03/26/2050	25,288	0.0
714,000 (3)	Morgan Stanley, 2.943%, 01/21/2033	637,432	0.3
687,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	698,818	0.3
70,000 (3)	Morgan Stanley, 5.173%, 01/16/2030	71,480	0.0
266,000 (3)	Morgan Stanley, 5.449%, 07/20/2029	273,612	0.1
175,000 (3)	Morgan Stanley, 5.587%, 01/18/2036	179,710	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
197,000 (3)	Morgan Stanley, 5.656%, 04/18/2030	$204,664	0.1
467,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	484,109	0.2
60,000 (3)	Morgan Stanley, GMTN, 2.239%, 07/21/2032	51,973	0.0
123,000 (3)	Morgan Stanley, GMTN, 2.699%, 01/22/2031	113,448	0.1
55,000 (3)	Morgan Stanley, MTN, 1.794%, 02/13/2032	47,069	0.0
52,000 (3)	Morgan Stanley, MTN, 2.511%, 10/20/2032	45,550	0.0
245,000 (3)	Morgan Stanley, MTN, 3.622%, 04/01/2031	235,003	0.1
693,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	706,706	0.3
66,000	National Retail Properties, Inc., 3.000%, 04/15/2052	40,627	0.0
10,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 01/15/2035	10,052	0.0
400,000 (1)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026	390,376	0.2
400,000 (1)	Starwood Property Trust, Inc., 4.375%, 01/15/2027	396,547	0.2
1,212,000	VICI Properties L.P., 4.750%, 02/15/2028	1,219,155	0.6
65,000	VICI Properties L.P., 6.125%, 04/01/2054	63,972	0.0
206,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	202,918	0.1
194,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 3.875%, 02/15/2029	187,788	0.1
180,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.125%, 08/15/2030	172,844	0.1
190,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.250%, 12/01/2026	188,908	0.1
181,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 12/01/2029	177,897	0.1
47,000	Visa, Inc., 2.000%, 08/15/2050	25,529	0.0
50,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	51,296	0.0
36,000 (3)	Wells Fargo & Co., 5.605%, 04/23/2036	37,174	0.0
24,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	26,242	0.0
95,000 (3)	Wells Fargo & Co., MTN, 4.611%, 04/25/2053	81,018	0.0

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
45,000 (3)	Wells Fargo & Co., MTN, 5.013%, 04/04/2051	$41,006	0.0
197,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	203,443	0.1
		16,557,189	7.9

	Industrial: 2.1%
652,000 (1)	BAE Systems Holdings, Inc., 3.850%, 12/15/2025	649,919	0.3
13,000	Berry Global, Inc., 5.500%, 04/15/2028	13,349	0.0
9,000	Boeing Co., 5.930%, 05/01/2060	8,563	0.0
42,000	Boeing Co., 6.858%, 05/01/2054	46,019	0.0
176,000	Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	122,154	0.1
9,000	Burlington Northern Santa Fe LLC, 5.500%, 03/15/2055	8,922	0.0
57,000	Caterpillar, Inc., 3.250%, 09/19/2049	39,926	0.0
20,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	20,422	0.0
87,000	CSX Corp., 4.900%, 03/15/2055	78,120	0.0
8,000	GATX Corp., 6.050%, 06/05/2054	8,016	0.0
28,000	Honeywell International, Inc., 5.350%, 03/01/2064	26,574	0.0
244,000	L3Harris Technologies, Inc., 3.850%, 12/15/2026	242,646	0.1
276,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	282,511	0.1
9,000	L3Harris Technologies, Inc., 5.250%, 06/01/2031	9,289	0.0
302,000	L3Harris Technologies, Inc., 5.400%, 01/15/2027	307,126	0.2
52,000	L3Harris Technologies, Inc., 5.600%, 07/31/2053	50,942	0.0
7,000	Lockheed Martin Corp., 4.450%, 05/15/2028	7,083	0.0
9,000	Norfolk Southern Corp., 3.050%, 05/15/2050	5,926	0.0
156,000	Norfolk Southern Corp., 3.155%, 05/15/2055	100,145	0.1
114,000	Northrop Grumman Corp., 4.700%, 03/15/2033	113,699	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
117,000	Northrop Grumman Corp., 5.200%, 06/01/2054	$109,129	0.1
400,000 (1)	Owens-Brockway Glass Container, Inc., 6.625%, 05/13/2027	400,489	0.2
21,000	Raytheon Technologies Corp., 2.820%, 09/01/2051	12,987	0.0
37,000	Raytheon Technologies Corp., 3.125%, 07/01/2050	24,554	0.0
32,000	RTX Corp., 5.400%, 05/01/2035	32,888	0.0
212,000	RTX Corp., 5.750%, 01/15/2029	222,134	0.1
361,000	RTX Corp., 6.100%, 03/15/2034	390,452	0.2
400,000 (1)	Standard Industries, Inc., 5.000%, 02/15/2027	399,375	0.2
400,000 (1)	TK Elevator US Newco, Inc., 5.250%, 07/15/2027	399,986	0.2
28,000	Union Pacific Corp., 2.950%, 03/10/2052	17,884	0.0
9,000	Union Pacific Corp., 3.500%, 02/14/2053	6,379	0.0
168,000	Union Pacific Corp., 4.500%, 01/20/2033	167,108	0.1
		4,324,716	2.1

	Technology: 1.2%
75,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	63,009	0.0
224,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	219,821	0.1
59,000 (1)	Broadcom, Inc., 3.137%, 11/15/2035	49,787	0.0
41,000	Broadcom, Inc., 4.150%, 11/15/2030	40,356	0.0
90,000	Broadcom, Inc., 5.050%, 07/12/2029	92,196	0.1
65,000	Broadcom, Inc., 5.150%, 11/15/2031	66,896	0.1
27,000	Dell International LLC / EMC Corp., 3.450%, 12/15/2051	18,522	0.0
200,000 (1)	Foundry JV Holdco LLC, 6.150%, 01/25/2032	210,615	0.1
101,000 (1)	Gartner, Inc., 3.625%, 06/15/2029	96,102	0.1
576,000 (1)	Gartner, Inc., 4.500%, 07/01/2028	570,413	0.3

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
9,000	Hewlett Packard Enterprise Co., 5.250%, 07/01/2028	$9,228	0.0
105,000	Intel Corp., 3.100%, 02/15/2060	58,764	0.0
20,000	KLA Corp., 4.650%, 07/15/2032	20,139	0.0
67,000	KLA Corp., 5.250%, 07/15/2062	63,052	0.0
30,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	26,393	0.0
138,000	Oracle Corp., 3.850%, 07/15/2036	121,579	0.1
36,000	Oracle Corp., 3.850%, 04/01/2060	24,830	0.0
27,000	Oracle Corp., 4.100%, 03/25/2061	19,538	0.0
339,000	Oracle Corp., 4.375%, 05/15/2055	265,606	0.1
66,000	Oracle Corp., 5.500%, 09/27/2064	60,161	0.0
400,000 (1)	SS&C Technologies, Inc., 5.500%, 09/30/2027	400,629	0.2
13,000	Texas Instruments, Inc., 4.100%, 08/16/2052	10,318	0.0
21,000	Texas Instruments, Inc., 5.050%, 05/18/2063	19,275	0.0
5,000	Texas Instruments, Inc., 5.150%, 02/08/2054	4,717	0.0
		2,531,946	1.2

	Utilities: 2.7%
17,000	AEP Texas, Inc., 3.450%, 05/15/2051	11,458	0.0
82,000	AEP Texas, Inc., 5.250%, 05/15/2052	74,133	0.0
59,000	AEP Texas, Inc., 5.700%, 05/15/2034	60,319	0.0
97,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	98,299	0.1
49,000	AEP Transmission Co. LLC, 5.400%, 03/15/2053	47,272	0.0
318,000	AEP Transmission Co. LLC N, 2.750%, 08/15/2051	195,158	0.1
48,000	Alabama Power Co., 3.000%, 03/15/2052	31,094	0.0
146,000	Alabama Power Co., 3.125%, 07/15/2051	97,776	0.1
136,000	Baltimore Gas and Electric Co., 4.550%, 06/01/2052	114,352	0.1
7,000	Baltimore Gas and Electric Co., 5.650%, 06/01/2054	6,948	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
13,000	CenterPoint Energy Resources Corp., 1.750%, 10/01/2030	$11,325	0.0
73,000	CenterPoint Energy Resources Corp., 5.250%, 03/01/2028	74,794	0.1
20,000	Dominion Energy South Carolina, Inc., 6.250%, 10/15/2053	21,635	0.0
64,000	Duke Energy Carolinas LLC, 2.450%, 02/01/2030	59,164	0.0
45,000	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	30,448	0.0
71,000	Duke Energy Carolinas LLC, 3.450%, 04/15/2051	50,353	0.0
36,000	Duke Energy Carolinas LLC, 3.550%, 03/15/2052	25,990	0.0
117,000	Duke Energy Carolinas LLC, 4.950%, 01/15/2033	119,106	0.1
62,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	59,573	0.0
31,000	Duke Energy Carolinas LLC, 5.400%, 01/15/2054	29,850	0.0
44,000	Duke Energy Corp., 3.950%, 08/15/2047	33,132	0.0
40,000	Duke Energy Corp., 5.000%, 08/15/2052	35,121	0.0
164,000	Duke Energy Florida LLC, 1.750%, 06/15/2030	144,742	0.1
14,000	Duke Energy Florida LLC, 3.400%, 10/01/2046	10,075	0.0
188,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	186,478	0.1
82,000	Duke Energy Florida LLC, 6.200%, 11/15/2053	87,389	0.1
38,000	Duke Energy Ohio, Inc., 3.650%, 02/01/2029	37,288	0.0
9,000	Duke Energy Ohio, Inc., 5.550%, 03/15/2054	8,805	0.0
191,000	Duke Energy Progress LLC, 2.900%, 08/15/2051	118,890	0.1
60,000	Duke Energy Progress LLC, 5.250%, 03/15/2033	61,980	0.0
90,000	Duke Energy Progress LLC, 5.350%, 03/15/2053	85,708	0.1

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
605,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	$598,408	0.3
232,000	FirstEnergy Corp. C, 3.400%, 03/01/2050	157,427	0.1
290,000 (1)	FirstEnergy Transmission LLC, 4.550%, 04/01/2049	246,167	0.1
50,000	FirstEnergy Transmission LLC, 5.000%, 01/15/2035	49,499	0.0
224,000	Florida Power & Light Co., 2.875%, 12/04/2051	141,415	0.1
35,000	Florida Power & Light Co., 3.150%, 10/01/2049	23,677	0.0
30,000	Florida Power & Light Co., 3.950%, 03/01/2048	23,988	0.0
37,000	Georgia Power Co., 4.950%, 05/17/2033	37,303	0.0
154,000	Georgia Power Co., 5.250%, 03/15/2034	157,141	0.1
10,000	Interstate Power and Light Co., 5.450%, 09/30/2054	9,631	0.0
71,555	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/01/2054	68,065	0.0
138,000	MidAmerican Energy Co., 5.300%, 02/01/2055	131,466	0.1
15,000	MidAmerican Energy Co., 5.850%, 09/15/2054	15,457	0.0
75,000	NiSource, Inc., 1.700%, 02/15/2031	64,257	0.0
65,000	NiSource, Inc., 5.200%, 07/01/2029	66,757	0.0
48,000	Northern States Power Co., 5.400%, 03/15/2054	46,375	0.0
68,000 (1)	NRG Energy, Inc., 4.450%, 06/15/2029	66,931	0.0
81,000 (1)	NRG Energy, Inc., 7.000%, 03/15/2033	88,986	0.1
63,000	Ohio Power Co., 5.000%, 06/01/2033	62,756	0.0
66,000	Ohio Power Co., 5.650%, 06/01/2034	67,918	0.0
63,000	Ohio Power Co. R, 2.900%, 10/01/2051	38,526	0.0
32,000	ONE Gas, Inc., 2.000%, 05/15/2030	28,691	0.0
100,000	Pacific Gas and Electric Co., 3.950%, 12/01/2047	70,643	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
192,000	PECO Energy Co., 2.850%, 09/15/2051	$121,101	0.1
9,000	PECO Energy Co., 4.375%, 08/15/2052	7,467	0.0
20,000	PECO Energy Co., 5.250%, 09/15/2054	18,982	0.0
65,000	Piedmont Natural Gas Co., Inc., 3.500%, 06/01/2029	63,046	0.0
21,000	PPL Capital Funding, Inc., 5.250%, 09/01/2034	21,183	0.0
63,000	Public Service Electric and Gas Co., MTN, 2.050%, 08/01/2050	33,537	0.0
15,000	Public Service Electric and Gas Co., MTN, 5.450%, 03/01/2054	14,706	0.0
63,000	San Diego Gas & Electric Co. UUU, 3.320%, 04/15/2050	42,432	0.0
24,000	Southern California Edison Co., 5.750%, 04/15/2054	21,528	0.0
87,000	Southern California Edison Co., 5.875%, 12/01/2053	79,523	0.1
170,000 (2)	Southern Co., 4.850%, 03/15/2035	166,309	0.1
8,000	Spire Missouri, Inc., 4.800%, 02/15/2033	7,995	0.0
35,000	Virginia Electric and Power Co., 5.550%, 08/15/2054	33,928	0.0
400,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	400,524	0.2
385,000 (1)	Vistra Operations Co. LLC, 6.000%, 04/15/2034	400,144	0.2
25,000 (2)	Wisconsin Electric Power Co., 5.050%, 10/01/2054	22,613	0.0
		5,745,157	2.7

	Total Corporate Bonds/ Notes (Cost $54,869,357)	54,798,796	26.1

U.S. TREASURY OBLIGATIONS: 25.0%
	United States Treasury Bonds: 0.1%
130,600	4.625%, 02/15/2055	127,172	0.1

	United States Treasury Inflation Indexed Bonds: 7.1%
1,002,978	0.125%, 02/15/2051	546,895	0.3
1,117,809	0.125%, 02/15/2052	597,459	0.3
985,738	0.250%, 02/15/2050	573,154	0.3
1,004,616	0.625%, 02/15/2043	747,335	0.4
1,291,492	0.750%, 02/15/2042	1,003,751	0.5
1,484,896	0.750%, 02/15/2045	1,085,065	0.5

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Inflation Indexed Bonds (continued)
1,003,350	0.875%, 02/15/2047	$727,623	0.3
744,634	1.000%, 02/15/2046	564,730	0.3
656,949	1.000%, 02/15/2048	483,626	0.2
2,913,009	1.000%, 02/15/2049	2,115,620	1.0
700,613	1.375%, 02/15/2044	588,780	0.3
1,099,155	1.500%, 02/15/2053	871,407	0.4
543,662	2.125%, 02/15/2040	537,068	0.2
776,386	2.125%, 02/15/2041	760,489	0.4
560,259	2.125%, 02/15/2054	513,165	0.2
700,761	2.500%, 01/15/2029	729,289	0.3
417,486	3.375%, 04/15/2032	464,903	0.2
769,559	3.625%, 04/15/2028	818,464	0.4
1,129,855	3.875%, 04/15/2029	1,233,780	0.6
		14,962,603	7.1
	United States Treasury Inflation Indexed Notes: 17.4%
2,317,894	0.125%, 01/15/2030	2,188,128	1.0
2,496,124	0.125%, 07/15/2030	2,345,586	1.1
7,430,950	0.125%, 01/15/2031	6,887,500	3.3
2,722,948	0.125%, 07/15/2031	2,506,743	1.2
2,938,283	0.125%, 01/15/2032	2,664,287	1.3
3,097,001	0.625%, 07/15/2032	2,890,032	1.4
116,296	0.750%, 07/15/2028	114,901	0.0
241,387	0.875%, 01/15/2029	237,694	0.1
3,010,047	1.125%, 01/15/2033	2,877,653	1.4
367,908	1.250%, 04/15/2028	367,288	0.2
3,002,419	1.375%, 07/15/2033	2,917,142	1.4
1,576,162	1.625%, 10/15/2029	1,596,002	0.8
3,163,182	1.750%, 01/15/2034	3,137,222	1.5
4,810,157	1.875%, 07/15/2034	4,816,637	2.3
907,498	2.125%, 04/15/2029	932,129	0.4
		36,478,944	17.4
	United States Treasury Notes: 0.4%
129,800	3.875%, 06/15/2028	130,494	0.1
85,800	3.875%, 06/30/2030	86,132	0.0
131,200	4.000%, 06/30/2032	131,313	0.1
427,900	4.250%, 05/15/2035	428,602	0.2
		776,541	0.4
	Total U.S. Treasury Obligations (Cost $54,044,578)	52,345,260	25.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 19.5%
241,223 (1)(3)	AREIT Ltd. 2024-CRE9 A, 5.998%, (TSFR1M + 1.686%), 05/17/2041	242,009	0.1
1,500,000 (1)(3)	AREIT Ltd. 2025- CRE10 A, 5.702%, (TSFR1M + 1.388%), 12/17/2029	1,497,870	0.7
90,000 (1)(3)	BAMLL Trust 2024- BHP A, 6.662%, (TSFR1M + 2.350%), 08/15/2039	90,630	0.0
1,500,000 (1)(3)	BAMLL Trust 2025- ASHF A, 6.162%, (TSFR1M + 1.850%), 02/15/2042	1,502,875	0.7
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
366,000	BANK 2019-BN23 A3, 2.920%, 12/15/2052	$340,939	0.2
280,000 (3)	BANK 2022-BNK42 A5, 4.493%, 06/15/2055	272,751	0.1
300,000	Barclays Commercial Mortgage Trust 2019-C3 B, 4.096%, 05/15/2052	283,673	0.1
280,000	Barclays Commercial Mortgage Trust 2019-C4 B, 3.322%, 08/15/2052	248,841	0.1
1,000,000 (1)(3)	BAY Mortgage Trust 2025-LIVN A, 6.112%, (TSFR1M + 1.800%), 05/15/2035	1,002,708	0.5
1,000,000 (3)	BBCMS Mortgage Trust 2024-5C31 B, 6.002%, 12/15/2057	1,025,816	0.5
1,000,000 (3)	Benchmark Mortgage Trust 2025-V14 B, 6.603%, 04/15/2057	1,049,911	0.5
968,828 (1)(3)	BX Commercial Mortgage Trust 2021- VOLT C, 5.526%, (TSFR1M + 1.214%), 09/15/2036	964,738	0.5
101,926 (1)(3)	BX Commercial Mortgage Trust 2024- AIRC A, 6.003%, (TSFR1M + 1.691%), 08/15/2039	102,458	0.0
700,774 (1)(3)	BX Commercial Mortgage Trust 2024- KING A, 5.853%, (TSFR1M + 1.541%), 05/15/2034	701,718	0.3
174,896 (1)(3)	BX Commercial Mortgage Trust 2024- MDHS A, 5.953%, (TSFR1M + 1.641%), 05/15/2041	175,360	0.1
1,000,000 (1)(3)	BX Commercial Mortgage Trust 2024- SLCT A, 5.635%, (TSFR1M + 1.323%), 01/15/2042	996,153	0.5
1,500,000 (1)(3)	BX Trust 2025-DIME A, 5.462%, (TSFR1M + 1.150%), 02/15/2035	1,496,842	0.7
600,000 (1)(3)	BX Trust 2025-GW A, 5.900%, (TSFR1M + 1.600%), 07/15/2042	602,521	0.3
1,000,000 (1)(3)	BX Trust 2025-LUNR A, 5.812%, (TSFR1M + 1.500%), 06/15/2040	1,002,816	0.5
1,000,000 (1)(3)	BX Trust 2025-ROIC B, 5.705%, (TSFR1M + 1.393%), 03/15/2030	994,091	0.5

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,250,000 (1)(3)	BX Trust 2025-VLT6 B, 6.204%, (TSFR1M + 1.893%), 03/15/2042	$1,251,023	0.6
500,000	CD Mortgage Trust 2017-CD6 A5, 3.456%, 11/13/2050	486,385	0.2
30,000 (1)(3)	CONE Trust 2024-DFW1 A, 5.953%, (TSFR1M + 1.642%), 08/15/2041	29,935	0.0
64,233	CSAIL Commercial Mortgage Trust 2015-C3 A4, 3.718%, 08/15/2048	63,983	0.0
1,450,000 (1)	ELM Trust 2024-ELM A15, 5.994%, 06/10/2039	1,462,096	0.7
549,361 (1)(3)	ELP Commercial Mortgage Trust 2021- ELP A, 5.127%, (TSFR1M + 0.815%), 11/15/2038	548,842	0.3
1,500,000 (1)(3)	FS Rialto Issuer LLC 2025-FL10 A, 5.703%, (TSFR1M + 1.385%), 08/19/2042	1,497,205	0.7
100,000 (1)(3)	GWT 2024-WLF2 A, 6.003%, (TSFR1M + 1.691%), 05/15/2041	100,394	0.0
1,000,000 (1)(3)	Hawaii Hotel Trust 2025-MAUI A, 5.705%, (TSFR1M + 1.393%), 03/15/2042	1,001,940	0.5
1,000,000 (1)(3)	INTOWN Mortgage Trust 2025-STAY C, 6.562%, (TSFR1M + 2.250%), 03/15/2042	998,553	0.5
801,718 (1)	Key Commercial Mortgage Securities Trust 2018-S1 A3, 4.498%, 10/15/2053	792,606	0.4
1,200,000 (1)(3)	KRE Commercial Mortgage Trust 2025- AIP4 B, 5.912%, (TSFR1M + 1.600%), 03/15/2042	1,201,996	0.6
140,000 (1)(3)	LBA Trust 2024-BOLT A, 5.903%, (TSFR1M + 1.591%), 06/15/2039	140,284	0.1
1,500,000 (1)(3)	LoanCore 2025 Issuer LLC 2025-CRE8 A, 5.699%, (TSFR1M + 1.385%), 08/17/2042	1,496,659	0.7
730,506 (1)(3)	LoanCore Issuer Ltd. 2021-CRE5 A, 5.726%, (TSFR1M + 1.414%), 07/15/2036	730,297	0.3
1,500,000 (1)(3)	MF1 LLC 2025-FL17 A, 5.635%, (TSFR1M + 1.320%), 02/18/2040	1,498,074	0.7
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
716,702 (1)(3)	MF1 Ltd. 2021-FL7 A, 5.509%, (TSFR1M + 1.194%), 10/16/2036	$715,939	0.3
1,000,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1 B, 6.513%, 03/15/2058	1,042,827	0.5
215,000 (1)(3)	MTN Commercial Mortgage Trust 2022- LPFL A, 5.717%, (TSFR1M + 1.397%), 03/15/2039	214,991	0.1
800,000 (1)	PRM Trust 2025-PRM6 A, 4.480%, 07/05/2033	794,223	0.4
1,500,000 (1)(3)	PRM5 Trust 2025-PRM5 A, 4.620%, 03/10/2033	1,494,870	0.7
1,000,000 (1)(3)	SCG Commercial Mortgage Trust 2025- DLFN B, 5.812%, (TSFR1M + 1.500%), 03/15/2035	994,248	0.5
1,000,000 (1)(3)	SDAL Trust 2025-DAL A, 6.753%, (TSFR1M + 2.441%), 04/15/2042	1,004,193	0.5
750,000 (1)(3)	SREIT Trust 2021- MFP2 B, 5.598%, (TSFR1M + 1.286%), 11/15/2036	749,860	0.4
1,500,000 (1)(3)	SWCH Commercial Mortgage Trust 2025-DATA A, 5.755%, (TSFR1M + 1.443%), 02/15/2042	1,491,380	0.7
650,000	UBS Commercial Mortgage Trust 2017- C4 A4, 3.563%, 10/15/2050	632,945	0.3
700,000	Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	679,453	0.3
1,000,000	Wells Fargo Commercial Mortgage Trust 2025-5C4 A3, 5.673%, 05/15/2058	1,042,921	0.5
1,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-DWHP A, 6.653%, (TSFR1M + 2.341%), 04/15/2038	1,000,310	0.5
1,200,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-VTT B, 5.675%, 03/15/2038	1,208,771	0.6

	Total Commercial Mortgage-Backed Securities (Cost $40,946,498)	40,961,923	19.5

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 14.1%
	Automobile Asset-Backed Securities: 1.7%
300,000	CarMax Select Receivables Trust 2025-A B, 5.010%, 09/16/2030	$303,183	0.1
550,000	Exeter Automobile Receivables Trust 2025-1A B, 4.910%, 08/15/2029	553,709	0.3
1,000,000	Exeter Select Automobile Receivables Trust 2025-1 A3, 4.690%, 04/15/2030	1,004,798	0.5
500,000 (1)	GLS Auto Receivables Issuer Trust 2025-1A C, 5.070%, 11/15/2030	504,717	0.2
600,000	Santander Drive Auto Receivables Trust 2025-1 A3, 4.740%, 01/16/2029	602,533	0.3
300,000	Santander Drive Auto Receivables Trust 2025-2 B, 4.870%, 05/15/2031	303,452	0.2
200,000	World Omni Auto Receivables Trust 2025-A B, 5.080%, 11/15/2030	204,368	0.1
		3,476,760	1.7

	Other Asset-Backed Securities: 10.4%
1,000,000 (1)(3)	AB BSL CLO 3 Ltd. 2021-3A C2R, 6.269%, (TSFR3M + 2.000%), 04/20/2038	1,002,379	0.5
570,000 (1)(3)	AMMC CLO 27 Ltd. 2022-27A A1R, 5.349%, (TSFR3M + 1.080%), 01/20/2037	567,881	0.3
500,000 (1)(3)	AMMC CLO 31 Ltd. 2025-31A C, 6.188%, (TSFR3M + 1.900%), 02/20/2038	501,955	0.2
550,000 (1)(4)	Applebee's Funding LLC / IHOP Funding LLC 2025-1A A2, 6.720%, 06/07/2055	546,865	0.3
1,473,395 (1)	Aqua Finance Issuer Trust 2025-A A, 5.250%, 12/19/2050	1,483,763	0.7
700,000 (1)(3)	CBAMR LLC 2021-15A BR, 5.874%, (TSFR3M + 1.570%), 01/20/2038	702,455	0.3
500,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A CRR, 6.130%, (TSFR3M + 1.850%), 01/17/2038	500,616	0.2
1,592,643 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	1,462,179	0.7
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
700,000 (1)(3)	Dryden 95 CLO Ltd. 2021-95A CR, 6.322%, (TSFR3M + 2.000%), 08/20/2034	$701,459	0.3
1,000,000 (1)(3)	Elevation Clo Ltd. 2021-13A C1R, 6.256%, (TSFR3M + 2.000%), 07/15/2034	989,025	0.5
1,000,000 (1)(3)	Fort Greene Park CLO LLC 2025-2A CR, 5.922%, (TSFR3M + 1.650%), 04/22/2034	995,756	0.5
900,000 (1)(3)	HPS Loan Management Ltd. 2025-25A A, 5.619%, (TSFR3M + 1.430%), 07/26/2038	901,958	0.4
573,161 (1)	JGWPT XXIX LLC 2013-2A A, 4.210%, 03/15/2062	537,274	0.3
350,000 (1)(3)	LCM 36 Ltd. 36A A1R, 5.326%, (TSFR3M + 1.070%), 01/15/2034	348,250	0.2
360,080 (1)	Mosaic Solar Loan Trust 2025-1A A, 6.120%, 08/22/2050	357,733	0.2
1,000,000 (1)(3)	Ocean Trails Clo XI 2021-11A C1R, 6.119%, (TSFR3M + 1.850%), 07/20/2034	987,638	0.5
1,500,000 (1)(3)	Octagon 75 Ltd. 2025-1A A1, 5.485%, (TSFR3M + 1.200%), 01/22/2038	1,502,817	0.7
199,983 (1)	Pagaya AI Debt Grantor Trust 2025-1 B, 5.628%, 07/15/2032	201,143	0.1
1,500,000 (1)	Pagaya AI Debt Grantor Trust 2025-3 A2, 5.365%, 12/15/2032	1,502,655	0.7
1,550,000 (1)	Pagaya AI Debt Trust 2025-4 B, 5.688%, 01/17/2033	1,555,732	0.7
1,050,000 (1)(3)	PPM CLO 8 Ltd. 2025-8A A1, 5.581%, (TSFR3M + 1.270%), 04/20/2038	1,050,405	0.5
525,000 (1)	Progress Residential Trust 2022-SFR7 D, 5.500%, 10/27/2039	523,435	0.2
179,319 (1)	Reach ABS Trust 2025-1A A, 4.960%, 08/16/2032	179,362	0.1
500,000 (1)	SoFi Consumer Loan Program Trust 2025-1 C, 5.420%, 02/27/2034	507,451	0.2
571,000 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	559,266	0.3

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
449,511 (1)	Sunrun Bacchus Issuer LLC 2025-1A A2A, 6.410%, 04/30/2060	$446,490	0.2
276,000 (1)	Textainer Marine Containers VII Ltd. 2024-1A A, 5.250%, 08/20/2049	276,815	0.1
1,050,000 (1)(3)	Wind River CLO Ltd. 2016-1KRA A2R3, 5.556%, (TSFR3M + 1.300%), 10/15/2034	1,040,340	0.5
		21,933,097	10.4

	Student Loan Asset-Backed Securities: 2.0%
97,231 (1)	College Ave Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	87,801	0.1
149,529 (1)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	139,798	0.1
70,953 (1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	69,414	0.0
238,202 (1)	SMB Private Education Loan Trust 2021-D A1A, 1.340%, 03/17/2053	222,576	0.1
700,000 (1)	SMB Private Education Loan Trust 2023-A B, 5.880%, 01/15/2053	717,007	0.3
252,802 (1)	SMB Private Education Loan Trust 2023-B A1A, 4.990%, 10/16/2056	254,219	0.1
1,628,989 (1)	SMB Private Education Loan Trust 2025-A A1A, 5.130%, 04/15/2054	1,649,566	0.8
1,199,005 (1)	SoFi Professional Loan Program Trust 2021-B AFX, 1.140%, 02/15/2047	1,045,305	0.5
		4,185,686	2.0
	Total Asset-Backed Securities (Cost $29,506,036)	29,595,543	14.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.6%
224,959 (1)(3)	BRAVO Residential Funding Trust 2023-NQM3 A1, 4.850%, 09/25/2062	223,771	0.1
223,635 (1)(3)	CSMC Trust 2022-NQM4 A1A, 4.819%, 06/25/2067	224,403	0.1
430,390 (1)(3)	CSMC Trust 2022-NQM5 A1, 5.169%, 05/25/2067	429,103	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
286,635 (1)(3)	Ellington Financial Mortgage Trust 2021-3 A1, 1.241%, 09/25/2066	$238,386	0.1
500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R03 2M2, 6.256%, (SOFR30A + 1.950%), 03/25/2044	504,846	0.2
500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R04 1M2, 5.955%, (SOFR30A + 1.650%), 05/25/2044	503,293	0.2
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 6.256%, (SOFR30A + 1.950%), 02/25/2045	1,001,133	0.5
5,416,748 (3)	Fannie Mae REMIC Trust 2024-103 FH, 5.555%, (SOFR30A + 1.250%), 01/25/2055	5,411,560	2.6
5,119,372 (3)	Fannie Mae REMIC Trust 2024-15 FD, 5.655%, (SOFR30A + 1.350%), 04/25/2054	5,133,063	2.5
822,506 (3)	Fannie Mae REMIC Trust 2024-88 DF, 5.555%, (SOFR30A + 1.250%), 12/25/2054	824,236	0.4
6,829,542 (3)	Freddie Mac REMIC Trust 5410 DF, 5.755%, (SOFR30A + 1.450%), 05/25/2054	6,858,128	3.3
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA3 M2, 8.655%, (SOFR30A + 4.350%), 04/25/2042	1,053,492	0.5
700,000 (1)(3)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 6.105%, (SOFR30A + 1.800%), 08/25/2044	702,914	0.3
500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2025- HQA1 M2, 5.955%, (SOFR30A + 1.650%), 02/25/2045	500,171	0.2
759,452 (1)(3)	J.P. Morgan Mortgage Trust 2022-INV3 A3B, 3.000%, 09/25/2052	646,980	0.3
124,242 (1)(3)	J.P. Morgan Mortgage Trust 2023-DSC1 A1, 4.625%, 07/25/2063	121,047	0.1
480,032 (1)(3)	JP Morgan Mortgage Trust 2025-CCM1 A2, 5.500%, 06/25/2055	477,405	0.2
904,530 (1)(3)	Mello Mortgage Capital Acceptance 2022-INV2 A3, 3.000%, 04/25/2052	768,856	0.4

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
71,517 (1)(3)	PRKCM Trust 2022-AFC2 A1, 5.335%, 08/25/2057	$71,321	0.0
338,098 (1)(3)	SG Residential Mortgage Trust 2021-1 A1, 1.160%, 07/25/2061	280,451	0.1
109,989 (1)(3)	SG Residential Mortgage Trust 2022-2 A1, 5.353%, 08/25/2062	109,849	0.1
298,091 (1)(3)	Verus Securitization Trust 2022-7 A1, 5.152%, 07/25/2067	300,286	0.2
78,885 (1)(3)	Verus Securitization Trust 2022-INV2 A1, 6.790%, 10/25/2067	78,910	0.0

	Total Collateralized Mortgage Obligations (Cost $26,543,420)	26,463,604	12.6

	Total Long-Term Investments (Cost $205,909,889)	204,165,126	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Commercial Paper: 0.6%
1,300,000	The Cigna Group, 4.640%, 07/01/2025	1,299,835	0.6

	Total Commercial Paper (Cost $1,300,000)	1,299,835	0.6

	Repurchase Agreements: 0.1%
113,199 (5)	Bank of America Securities Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $113,213, collateralized by various U.S. Government Securities, 0.000%-4.875%, Market Value plus accrued interest $115,463, due 04/30/26-06/30/30)	113,199	0.1

	Total Repurchase Agreements (Cost $113,199)	113,199	0.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
209,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $209,000)	$209,000	0.1

	Total Short-Term Investments (Cost $1,622,199)	$1,622,034	0.8

	Total Investments in Securities (Cost $207,532,088)	$205,787,160	98.1

	Assets in Excess of Other Liabilities	4,035,524	1.9

	Net Assets	$209,822,684	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2025.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$54,798,796	$—	$54,798,796
U.S. Treasury Obligations	—	52,345,260	—	52,345,260
Commercial Mortgage-Backed Securities	—	40,961,923	—	40,961,923
Asset-Backed Securities	—	29,048,678	546,865	29,595,543
Collateralized Mortgage Obligations	—	26,463,604	—	26,463,604
Short-Term Investments	209,000	1,413,034	—	1,622,034
Total Investments, at fair value	$209,000	$205,031,295	$546,865	$205,787,160
Other Financial Instruments+
Centrally Cleared Inflation-Linked Swaps	—	441,635	—	441,635
Futures	4,146	—	—	4,146
OTC Total Return Swaps	—	605,549	—	605,549
Total Assets	$213,146	$206,078,479	$546,865	$206,838,490
Liabilities Table
Other Financial Instruments+
Futures	$(366,397)	$—	$—	$(366,397)
OTC Total Return Swaps	—	(67,471)	—	(67,471)
Total Liabilities	$(366,397)	$(67,471)	$—	$(433,868)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya VACS Series HYB Fund	$4,107,946	$35,301	$(4,171,301)	$28,054	$—	$48,241	$75	$—
Voya VACS Series SC Fund	4,716,000	44,520	(4,778,520)	18,000	—	53,107	4,599	—
	$8,823,946	$79,821	$(8,949,821)	$46,054	$—	$101,348	$4,674	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the following futures contracts were outstanding for Voya Inflation Protected Bond Plus Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury Long Bond	1	09/19/25	$115,469	$4,146
			$115,469	$4,146
Short Contracts:
U.S. Treasury 2-Year Note	(20)	09/30/25	(4,160,469)	(15,827)
U.S. Treasury 5-Year Note	(64)	09/30/25	(6,976,000)	(77,123)
U.S. Treasury 10-Year Note	(5)	09/19/25	(560,625)	(10,049)
U.S. Treasury Ultra 10-Year Note	(34)	09/19/25	(3,885,031)	(86,133)

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond	(35)	09/19/25	$(4,169,375)	$(177,265)
			$(19,751,500)	$(366,397)

At June 30, 2025, the following centrally cleared inflation-linked swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.583%	At Termination Date	12/18/26	USD	(22,000,000)	$115,243	$115,243
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.555	At Termination Date	12/19/26	USD	(11,000,000)	61,845	61,845
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.767	At Termination Date	02/19/27	USD	(16,000,000)	8,853	8,853
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.508	At Termination Date	12/18/27	USD	(33,000,000)	166,252	166,252
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.490	At Termination Date	12/19/27	USD	(16,000,000)	89,442	89,442
								$441,635	$441,635

At June 30, 2025, the following OTC total return swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Bloomberg U.S. Treasury Inflation- Linked Bond Index (Series L)	At Termination Date	(1-day SOFR+ 25.6 basis points)	At Termination Date	BNP Paribas	07/29/25	USD	8,600,000	$(15,299)	$—	$(15,299)
Receive	Bloomberg U.S. Treasury Inflation- Linked Bond Index (Series L)	At Termination Date	(1-day SOFR+ 20.95 basis points)	At Termination Date	BNP Paribas	09/18/25	USD	49,500,000	394,822	—	394,822
Receive	Bloomberg U.S. Treasury Inflation- Linked Bond Index (Series L)	At Termination Date	(1-day SOFR+ 24 basis points)	At Termination Date	Goldman Sachs International	07/30/25	USD	16,500,000	(52,172)	—	(52,172)
Receive	Bloomberg U.S. Treasury Inflation- Linked Bond Index (Series L)	At Termination Date	(1-day SOFR+ 21 basis points)	At Termination Date	Goldman Sachs International	08/15/25	USD	16,500,000	194,570	—	194,570
Receive	Bloomberg U.S. Treasury Inflation- Linked Bond Index (Series L)	At Termination Date	(1-day SOFR+ 21 basis points)	At Termination Date	Goldman Sachs International	08/29/25	USD	1,400,000	16,157	—	16,157
									$538,078	$—	$538,078

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations:

USD — United States Dollar

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$4,146
Interest rate contracts	Variation margin receivable on centrally cleared swaps*	441,635
Interest rate contracts	Unrealized appreciation on OTC swap agreements	605,549
Total Asset Derivatives		$1,051,330
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$366,397
Interest rate contracts	Unrealized depreciation on OTC swap agreements	67,471
Total Liability Derivatives		$433,868

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency			Written
Derivatives not accounted for as hedging instruments	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$56,274	$—	$56,274
Foreign exchange contracts	18,407	—	—	—	18,407
Interest rate contracts	—	754,680	575,185	11,876	1,341,741
Total	$18,407	$754,680	$631,459	$11,876	$1,416,422

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$(18,407)	$—	$—	$(18,407)
Interest rate contracts	—	(1,246,681)	1,551,414	304,733
Total	$(18,407)	$(1,246,681)	$1,551,414	$286,326

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2025:

	BNP Paribas	Goldman Sachs International	Total
Assets:
OTC total return swaps	$394,822	$210,727	$605,549
Total Assets	$394,822	$210,727	$605,549
Liabilities:
OTC total return swaps	$15,299	$52,172	$67,471
Total Liabilities	$15,299	$52,172	$67,471
Net OTC derivative instruments by counterparty, at fair value	$379,523	$158,555	$538,078
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$–
Net Exposure(1)	$379,523	$158,555	$538,078

See Accompanying Notes to Financial Statements

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $212,196,242.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,732,389
Gross Unrealized Depreciation	(7,524,009)
Net Unrealized Depreciation	$(5,791,620)

See Accompanying Notes to Financial Statements

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 49.1%
	Federal Home Loan Banks: 4.5%
10,590,000	3.625%, 09/04/2026	$10,548,196	4.5
	Government National Mortgage Association: 30.1%
4,595,976	6.000%, 10/20/2053	4,690,857	2.0
6,771,159	6.000%, 11/20/2053	6,909,389	3.0
4,403,977	6.000%, 12/20/2053	4,493,883	1.9
1,861,079	6.000%, 04/20/2054	1,895,385	0.8
5,743,572	6.000%, 05/20/2054	5,849,505	2.5
2,814,743	6.000%, 06/20/2054	2,865,866	1.2
7,316,114	6.000%, 07/20/2054	7,443,343	3.2
7,253,506	6.000%, 08/20/2054	7,374,757	3.2
6,919,308	6.000%, 09/20/2054	7,030,648	3.0
5,633,055	6.000%, 10/20/2054	5,723,282	2.4
6,031,618	6.000%, 11/20/2054	6,126,452	2.6
1,804,531	6.000%, 12/20/2054	1,832,857	0.8
5,524,960	6.000%, 02/20/2055	5,611,860	2.4
2,478,173	6.000%, 03/20/2055	2,517,073	1.1
		70,365,157	30.1
	Uniform Mortgage-Backed Securities: 14.5%(1)
8,400,000	0.375%, 07/21/2025	8,381,713	3.6
12,358,000	0.500%, 11/07/2025	12,195,323	5.2
5,000,000 (2)	4.390%, 12/11/2025	4,903,276	2.1
3,089,661	6.000%, 08/01/2054	3,143,134	1.4
4,460,736	6.000%, 09/01/2054	4,536,513	1.9
642,714	6.000%, 10/01/2054	653,632	0.3
		33,813,591	14.5
	Total U.S. Government Agency Obligations (Cost $114,117,924)	114,726,944	49.1

U.S. TREASURY OBLIGATIONS: 35.5%
	United States Treasury Bonds: 10.0%
23,490,000	4.750%, 05/15/2055	23,361,539	10.0

	United States Treasury Floating Rate Notes: 11.1%
22,720,000 (3)	4.441%, 04/30/2027	22,722,455	9.7
3,260,000 (3)	4.486%, 10/31/2026	3,264,135	1.4
		25,986,590	11.1
	United States Treasury Inflation Indexed Bonds: 4.9%
11,721,629	2.375%, 02/15/2055	11,342,517	4.9

	United States Treasury Notes: 9.5%
22,740,000	3.875%, 08/15/2034	22,209,696	9.5

	Total U.S. Treasury Obligations (Cost $81,691,998)	82,900,342	35.5

CORPORATE BONDS/NOTES: 10.0%
	Basic Materials: 0.1%
200,000 (4)	Anglo American Capital PLC, 2.625%, 09/10/2030	180,991	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: 0.5%
310,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.200%, 03/15/2028	$307,345	0.1
780,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	816,840	0.4
		1,124,185	0.5

	Consumer, Cyclical: 1.8%
540,000	Ford Motor Credit Co. LLC, 5.303%, 09/06/2029	530,468	0.2
3,740,000	Toyota Motor Credit Corp., 4.450%, 05/18/2026	3,747,252	1.6
		4,277,720	1.8

	Consumer, Non-cyclical: 0.1%
310,000	BAT Capital Corp., 3.462%, 09/06/2029	298,347	0.1

	Energy: 1.0%
360,000	Devon Energy Corp., 7.875%, 09/30/2031	414,695	0.2
1,642,200 (4)	NFE Financing LLC, 12.000%, 11/15/2029	746,914	0.3
430,000	Occidental Petroleum Corp., 5.200%, 08/01/2029	431,699	0.2
620,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	655,991	0.3
		2,249,299	1.0

	Financial: 6.0%
310,000 (3)	American Express Co., 3.550%, 12/31/2199	303,535	0.1
630,000	Ares Capital Corp., 2.875%, 06/15/2028	593,846	0.2
230,000	Ares Capital Corp., 7.000%, 01/15/2027	237,391	0.1
620,000 (3)	Barclays PLC, 5.674%, 03/12/2028	631,966	0.3
580,000 (3)	Barclays PLC, 5.690%, 03/12/2030	600,268	0.3
700,000	Blue Owl Capital Corp., 2.875%, 06/11/2028	652,308	0.3
1,780,000 (3)	Charles Schwab Corp. I, 4.000%, 12/31/2199	1,755,493	0.7
340,000 (3)	Citigroup, Inc. W, 4.000%, 12/31/2199	338,454	0.1
520,000 (3)	Citizens Bank NA/ Providence RI, 4.575%, 08/09/2028	521,192	0.2

See Accompanying Notes to Financial Statements

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
550,000 (3)	Citizens Financial Group, Inc., 5.841%, 01/23/2030	$569,778	0.2
1,765,000	Golub Capital BDC, Inc., 2.500%, 08/24/2026	1,718,091	0.7
1,060,000 (3)	NatWest Group PLC, 8.000%, 12/31/2199	1,066,656	0.5
815,000 (3)(4)	Societe Generale SA, 6.221%, 06/15/2033	842,009	0.4
1,360,000 (3)(4)	UBS Group AG, 3.875%, 12/31/2199	1,329,899	0.6
2,030,000 (3)	UBS Group AG, 5.125%, 12/31/2199	2,018,510	0.9
980,000 (3)	Wells Fargo & Co. BB, 3.900%, 12/31/2199	970,568	0.4
		14,149,964	6.0

	Industrial: 0.5%
685,000	Boeing Co., 3.200%, 03/01/2029	652,244	0.3
480,000	Boeing Co., 5.150%, 05/01/2030	488,910	0.2
		1,141,154	0.5

	Total Corporate Bonds/ Notes (Cost $24,218,729)	23,421,660	10.0

	Total Long-Term Investments (Cost $220,028,651)	221,048,946	94.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
6,412,565 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220% (Cost $6,412,565)	$6,412,565	2.7

	Total Short-Term Investments (Cost $6,412,565)	6,412,565	2.7

	Total Investments in Securities (Cost $226,441,216)	$227,461,511	97.3

	Assets in Excess of Other Liabilities	6,430,672	2.7

	Net Assets	$233,892,183	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Rate shown is the 7-day yield as of June 30, 2025.

Reference Rate Abbreviations:

USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
U.S. Government Agency Obligations	$—	$114,726,944	$—	$114,726,944
U.S. Treasury Obligations	—	82,900,342	—	82,900,342
Corporate Bonds/Notes	—	23,421,660	—	23,421,660
Short-Term Investments	6,412,565	—	—	6,412,565
Total Investments, at fair value	$6,412,565	$221,048,946	$—	$227,461,511
Other Financial Instruments+
Futures	2,118,843	—	—	2,118,843
Total Assets	$8,531,408	$221,048,946	$—	$229,580,354

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following futures contracts were outstanding for VY® BrandywineGLOBAL- Bond Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
U.S. Treasury 5-Year Note	527	09/30/25	$57,443,000	$610,767
U.S. Treasury Ultra Long Bond	298	09/19/25	35,499,250	1,508,076
			$92,942,250	$2,118,843

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$2,118,843
Total Asset Derivatives		$2,118,843

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(1,419,487)
Total	$(1,419,487)

See Accompanying Notes to Financial Statements

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$2,819,112
Total	$2,819,112

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $226,736,475.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,164,807
Gross Unrealized Depreciation	(1,320,928)
Net Unrealized Appreciation	$2,843,879

See Accompanying Notes to Financial Statements

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Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIT3AIS (0625)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $2,851 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Insurance Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 5, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 5, 2025